Basis of presentation and general information (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of subsidiaries [abstract]
Domicile of entity	Marshall Islands
Description of nature of entity's operations and principal activities	The principal business of the Company is the ownership and operation of a fleet of dry bulk motor vessels (“m/v”), providing maritime services for the transportation of dry cargo products on a worldwide basis.
Description of compliance with IFRS financial report	IAS 34
Working capital surplus	$ 66,000,000	$ 9,200,000